Consolidated Statements of Cash Flows - EUR (€)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net loss	€ (5,048,861)	€ (4,911,665)	€ (1,226,855)
Adjust net loss for items not involving cash:
Depreciation on property, plant and equipment	88,158	246,527	4,019
Amortization of right-of-use assets and intangible assets	532,603	50,857	92,293
Gain on modification of lease, net	(73,444)		(451)
Fair value gain (loss) on financial assets at fair value through profit and loss	7,223
Change in provisions		(11,343)	(11,000)
Loss on disposal of intangible assets	4,000
Change in fair value in warrant liabilities		198,324
Change in warrant expense	14,183	(163,941)
Share-based compensation – services	790,781	109,828
Share-based compensation – options	170,318	170,317
Change in contingent consideration	(61,000)	39,000
Bad debt written off			5,261
Non-cash interest			4,946
Interest paid on long term borrowing	(4,609)
Changes in non-cash working capital items:
Trade and other receivables – non-related parties	(335,272)	(229,996)	82,505
Trade and other receivables – related parties	(141,389)
Inventory	(12,156)
Deposits and prepayments	22,953	231,749	(109,577)
Loan receivable	(200,409)	(19,914)
Trade and other payables – non-related parties	889,088	1,386,888	310,054
Trade and other payables – related parties	78,497
Deferred revenue	(190,771)	221,761	194,877
Change in tax liabilities	(47,784)
Change in bank overdraft	338,954
Change in other financial liability	57,577
Deferred taxes		262,684	(262,684)
Tax paid			(824)
Net cash used in operations	(3,121,362)	(2,418,524)	(917,436)
Cash flows from investing activities:
Acquisition of subsidiaries	(500,000)	(1,379,518)	(25,000)
Purchase of property, plant and equipment	(199,175)	(199,947)	(1,209)
Purchase of intangibles	(14,767)	(4,000)
Proceeds from financial assets at fair value through profit and loss	419,097	(426,320)
Net cash provided by (used in) investing activities	(294,845)	(2,009,785)	(26,209)
Cash flows from financing activities:
Proceeds from sale of ordinary shares		6,777,120	1,346,607
Proceeds from sale of preferred shares	2,620,344
Proceeds from the issuance of debt	293,581
Repayment of lease liabilities	(10,818)	(347,126)	(82,516)
Interest paid on lease liabilities	(28,792)	(13,596)	(3,680)
Repayment of loan from shareholder			(20,000)
Partial repayment of debt	(197,171)	(51,429)	(3,084)
Net cash provided by (used in) financing activities	2,677,144	6,364,969	1,237,144
Net increase (decrease) in cash	(739,063)	1,936,660	293,499
Cash, beginning of period	2,293,518	347,229	26,957
Cash paid for acquisitions less cash acquired		(30,490)
Effect of foreign exchange rate changes	(22,461)	40,119	26,773
Cash, end of period	1,531,994	2,293,518	347,229
Supplemental disclosures of cash flow information
Right-of-use assets obtained in exchange for lease liabilities		660,495	22,752
Change in lease liabilities for modification of lease			€ 5,933